February 26, 2010

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Series Trust II (the “Registrant”) on behalf of
Eaton Vance Income Fund of Boston (the “Fund”)
Post-Effective Amendment No. 75 (1933 Act File No. 2-42722)
Amendment No. 52 (1940 Act File No. 811-02258) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits. The Fund is a “feeder” fund that currently invests in a corresponding investment portfolio, the “master” fund. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     As a general matter, the Amendment is being filed for the purpose of bringing the Fund’s financial statements and other information up to date, and in conjunction therewith, contains other non-material changes. The prospectus and SAI have been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment (“PEA”) No. 74 filed with the Securities and Exchange Commission (the “Commission”) on December 23, 2009 (Accession No. 000094394-09-000998).

     The Amendment incorporates responses to comments made by Valerie Lithotomos with the Commission with respect to PEA No. 151 of Eaton Vance Mutual Funds Trust (Accession No. 0000940394-09-001116) to Katy Burke of our office on February 19, 2010. The comments and the responses thereto are as follows:

1)	In the Fund Summary for all Funds under “Fees and Expenses of the Fund” change the reference to “tables” to “table”.

Response: This comment has been incorporated.

Securities and Exchange Commission February 26, 2010 Page 2

2)	In the Fund Summary for all Funds under “Fees and Expenses of the Fund” either move or remove the footnote for certain share classes which states “Other Expenses for Class _ are estimated.”

Response: If applicable to a Fund, this statement is now contained in a parenthetical next to the
“Other Expenses” line item in the table.

     This Amendment is filed pursuant to Rule 485(b) and will be effective March 1, 2010. Pursuant to Rule 485(b)(4), counsel’s representation letter dated February 26, 2010 is also transmitted and is a conformed copy. The manually signed original letter is maintained at the offices of the Registrant. We have attached the requested Tandy Letter as Exhibit A.

     The Registrant incorporates by reference the financial information contained in the Annual Report to Shareholders dated October 31, 2009 (Accession Nos. 0000950123-09-074182).

     If you have any questions or comments concerning the foregoing Amendment, please contact the undersigned at (617) 672-8570 or fax (617) 672-1570.

Very truly yours, /s/ Kathryn A. McElroy Kathryn A. McElroy, Esq. Vice President

Exhibit A

February 26, 2010

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258)

Ladies and Gentleman:

Eaton Vance Series Trust II (the “Registrant”) is responsible for the adequacy and accuracy of the disclosure in each respective filing. Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the U.S. Securities and Exchange Commission (“SEC”) from taking any action with respect to the filings. Lastly, the Registrant acknowledges that they may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

Please direct any questions or additional comments you may have concerning this letter to the undersigned at (617) 672-8570.

/s/ Kathryn A. McElroy

Kathryn A. McElroy
Vice President
Eaton Vance Management

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